Debt - Narrative (Details) (USD $)	9 Months Ended		28 Months Ended		3 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended			28 Months Ended			3 Months Ended		9 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended				9 Months Ended				9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Senior Notes 6.75% Notes	Sep. 30, 2014 Senior Notes 6.75% Notes	May 23, 2014 Senior Notes 6.75% Notes	Sep. 30, 2014 Senior Notes Libor Plus Three Point Nine Five Percent Notes	Sep. 30, 2014 Senior Notes Libor Plus Three Point Nine Five Percent Notes	Jun. 27, 2014 Senior Notes Libor Plus Three Point Nine Five Percent Notes	Sep. 30, 2014 Senior Notes Libor Plus Three Point Nine Five Percent Notes LIBOR	Sep. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One	Sep. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number One	Sep. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One	Sep. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number One	Feb. 22, 2012 Promissory Notes Notes Payable, VelaPoint Note Number One	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment One	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment Two	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment Three	Jun. 30, 2014 Line of Credit	Sep. 30, 2014 Surplus Notes Libor Plus Four Point Zero Five Percent Notes	Sep. 30, 2014 Surplus Notes Libor Plus Four Point Zero Five Percent Notes	Jun. 27, 2014 Surplus Notes Libor Plus Four Point Zero Five Percent Notes	Sep. 30, 2014 Surplus Notes Libor Plus Four Point Zero Five Percent Notes LIBOR	Sep. 30, 2014 Surplus Notes Reciprocal Exchanges' Surplus Notes	Sep. 30, 2014 Letter of Credit	Dec. 31, 2013 Letter of Credit	Sep. 30, 2014 JPMorgan Chase, N.A. Line of Credit	Sep. 30, 2013 JPMorgan Chase, N.A. Line of Credit	Sep. 30, 2014 JPMorgan Chase, N.A. Line of Credit	Sep. 30, 2013 JPMorgan Chase, N.A. Line of Credit	Sep. 30, 2014 JPMorgan Chase, N.A. Unsecured Debt	May 30, 2014 JPMorgan Chase, N.A. Unsecured Debt Alternate Base Rate Or LIBOR	Sep. 30, 2014 JPMorgan Chase, N.A. Unsecured Debt Federal Funds	Sep. 30, 2014 JPMorgan Chase, N.A. Unsecured Debt LIBOR	Sep. 30, 2014 JPMorgan Chase, N.A. Secured Debt LIBOR	Mar. 31, 2013 JPMorgan Chase, N.A. Secured Debt LIBOR	Sep. 30, 2014 Minimum JPMorgan Chase, N.A. Unsecured Debt	Sep. 30, 2014 Maximum Letter of Credit	Sep. 30, 2014 Maximum JPMorgan Chase, N.A. Unsecured Debt	May 30, 2014 Maximum JPMorgan Chase, N.A. Unsecured Debt Alternate Base Rate Or LIBOR	Sep. 30, 2014 Failure To Pay Interest Or Fees [Member] JPMorgan Chase, N.A. Unsecured Debt	May 23, 2014 Indenture Excess Leverage Ratio [Member] Minimum 6.75% Notes	May 23, 2014 Indenture Excess Leverage Ratio [Member] Maximum 6.75% Notes
Debt Instrument [Line Items]
Notes payable (Exchanges - $44,600 and $0)	$ 300,222,000			$ 81,142,000			$ 250,000,000			$ 3,500,000		$ 600,000		$ 600,000		$ 1,500,000							$ 5,000,000
Debt Instrument, Redemption Price, Percentage									100.00%													100.00%
Interest rate on debt							6.75%									5.00%
Ratio of Indebtedness to Net Capital																																											0.35	1.00
Proceeds from Debt, Net of Issuance Costs						245,000,000
Interest expense associated with debt					4,253,000	5,964,000		37,000	37,000			8,000	14,000	28,000	44,000						55,000	55,000			272,000			29,000	405,000	1,162,000	824,000
Payments to Acquire Businesses, Net of Cash Acquired	37,064,000	22,766,000
Periodic principal payment																	400,000	500,000	600,000
Period payments are due after first anniversary date			30 days
Amount of debt paid																				59,200,000
Credit agreement maximum borrowing capacity																																	135,000,000				90,000,000		10,000,000		50,000,000
Number Of Days Failure to Pay Interest Or Fees																																										3 days
Letter Of Credit Fronting Fee																										0.125%
Line of Credit Facility, Commitment Fee Percentage																																0.25%						0.20%		0.30%
Description of variable rate basis											LIBOR													LIBOR										Federal Funds	LIBOR	LIBOR
Basis spread on variable rate											3.95%													4.05%										0.50%	1.00%	2.50%
Credit agreement outstanding balance																										12,700,000	0
Long-term Debt	$ 300,222,000				$ 250,000,000	$ 250,000,000						$ 622,000		$ 622,000							$ 5,000,000	$ 5,000,000			$ 44,600,000